Convertible Preferences Shares (Details) - 12 months ended Dec. 31, 2012 - Convertible Preference Shares $ / shares in Units, ¥ in Millions, $ in Billions	USD ($) $ / shares	CNY (¥)	CNY (¥)
Convertible Preferences Shares
Initial conversion price (in dollars per share) | $ / shares	$ 18.50
Prior to the second anniversary of the issuance date
Convertible Preferences Shares
Dividend rate per annum		2.00%
Second anniversary of the issuance date until the mandatory redemption date
Convertible Preferences Shares
Dividend rate per annum		5.00%
After the mandatory redemption date
Convertible Preferences Shares
Dividend rate per annum		8.00%
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Convertible Preferences Shares
Liquidation preference	$ 1.7		¥ 10,700
Issuance cost | ¥		¥ 157